Investments accounted for using equity method	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
12.	Investments accounted for using equity method

	December 31, 2019	December 31, 2020
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	249,793	250,769
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,143,117	3,020,908

	3,392,910	3,271,677

a)	The basic information and summarized financial information of the associate that are material to the Group are as follows:

(a)	Basic information

		Shareholding ratio
Company name	Principal place of business	December 31, 2019	December 31, 2020	Nature of relationship	Method of measurement
Unimos Shanghai	Shanghai, PRC	45.02%	45.02%	Strategic Investee	Equity method

(b)	Summarized financial information
Statement of financial position

	Unimos Shanghai
	December 31, 2019	December 31, 2020
	NT$000	NT$000
Current assets	3,042,377	2,438,725
Non-current assets	3,499,819	3,905,089
Current liabilities	(459,502)	(618,949)
Non-current liabilities	(448,929)	(248,583)

Total net assets	5,633,765	5,476,282

Share in associate’s net assets	2,536,558	2,465,651
Depreciable assets	584,441	533,139
Goodwill	22,118	22,118

Carrying amount of the associate	3,143,117	3,020,908

Statement of comprehensive income

	Unimos Shanghai
	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Revenue	1,334,196	1,584,648	1,739,880

Loss for the year from continuing operations	(629,303)	(352,008)	(246,220)
Other comprehensive income, net of income tax	—	—	—

Total comprehensive loss	(629,303)	(352,008)	(246,220)

Dividends received from the associate	—	—	—

b)	The carrying amount of the Group’s interests in all individually immaterial associates and the Group’s share of the operating results are summarized below:
As of December 31, 2019 and 2020, the carrying amount of the Group’s individually immaterial associates amounted to NT$
249,793
 thousand and NT$250,769 thousand, respectively.

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Profit for the year from continuing operations	41,933	63,838	14,833
Other comprehensive (loss) income, net of income tax	(2,687)	5,732	23,143

Total comprehensive income	39,246	69,570	37,976

c)	JMC has quoted market prices. As of December 31, 2019 and 2020, the fair value was NT$807,000 thousand and NT$454,010 thousand, respectively.

d)
To further strengthen financial structure, increase balance of working capital and reduce debt ratio, the Company’s Board of Directors adopted a resolution on April 2, 2019 to dispose of 9,100,000 common shares of JMC, which reduced the shareholding of equity investment in JMC to 10%. The disposal of shares was completed on April 8, 2019 for cash consideration of NT$1,180,179 thousand, and the Company recognized gain on disposal of investment in associates amounted to NT$973,609 thousand. JMC is still recognized as investment in associates given that the Company retains significant influence by holding two seats in JMC’s Board of Directors.